Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity

NOTE 12 – SHAREHOLDERS’ EQUITY

Common shares issued for cash

During the six months ended June 30, 2018, the Company received proceeds of $1,068,000 from the issuance of 821,538 shares of common stock, at $1.30 per share, as part of a Regulation D offering and the Company received proceeds of $500,000 from YA II PN from the sale of 500,000 shares of common stock at $1.00 per share.

Common shares issued for services

The Company entered into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis and, sales and marketing activities. During the six months ended June 30, 2018, the Company agreed to issue an aggregate of 1,310,000 shares of common stock, of which 1,270,000 were issued as of June 30, 2018. The Company accounted for the aggregate fair value of the shares of common stock issued to Consultants in accordance with current accounting guidelines and determined the aggregate fair value of these shares to be $918,600 and $1,636,800, during the three and six months ended June 30, 2018, respectively. As of June 30, 2018, 40,000 common shares valued at $41,600 remain to be issued.

Common shares issued to employees for services

Employment Agreements:

Chief Operating Officer - On February 14, 2018, the Company entered into a three-year employment agreement with Tiffany Davis as the Company’s Chief Operating Officer. As part of the Employment Agreement, Ms. Davis was granted 1,000,000 shares of the Company’s common stock, of which 250,000 shares vested and were issued on the signing of the employment agreement and 250,000 shares vest annually on the anniversary of the employment agreement. The fair value of the shares on the date of grant was $1,340,000, of which $335,000 was recorded as stock-based compensation expense during the six-month ended June 30, 2018, and the remaining $1,005,000 is being amortized ratably over the three-year vesting period, of which $83,750 and $125,625 was recorded as stock-based compensation expense during the three and six months ended June 20, 2018, respectively. As of June 30, 2018, the amount of unearned compensation relating to the vesting of shares to be recognized in future periods was $879,375.

Chief Compliance Officer - On December 27, 2017, the Company entered into a four-year employment agreement with Stanley L. Teeple as the Company’s Chief Compliance Officer. As part of the Employment Agreement, Mr. Teeple was granted 1,000,000 shares of the Company’s common stock, of which 250,000 shares vested and were issued on the signing of the employment agreement and 250,000 shares vest annually on the anniversary of the employment agreement. The fair value of the shares on the date of grant was $1,710,000, of which $427,500 was recorded as stock-based compensation during the year ended December 31, 2017, and $1,282,500 is being amortized ratably over the three-year vesting period, of which $106,875 and $213,750 was recorded as stock-based compensation during the three and six months ended June 30, 2018, respectively. As of June 30, 2018, the amount of unearned compensation relating to the vesting of shares to be recognized in future periods was $1,068,750.

Other - In November 2015, the Company entered into a four-year employment agreement with one of its employees, in which the employee was granted 500,000 shares of the Company’s common stock. The shares vest equally in six-month periods over the four years. The fair value of the shares on the date of grant was $400,000, which was being amortized ratably over the four-year service period. This employee was terminated February 27, 2018, and the remaining 250,000 share obligation ceased. The amount amortized as stock-based compensation expense during the three and six months ended June 30, 2018 and 2017, was $0 and $16,667, and $25,000 and $50,000, respectively.

Former Chief Executive Officer

On January 6, 2017, the Company extended an offer to Dennis G. Forchic to become the Company’s Chief Executive Officer. Mr. Forchic accepted the offer and contracts were executed on March 27, 2017. As part of the Employment Agreement, the Company issued a total of 5,411,765 shares valued at $2,760,000. In addition, Mr. Forchic purchased an additional 784,314 shares valued at $400,000 for a consideration of $100,000. The fair value of the shares on the date of grant over consideration received was $300,000, which was recorded as stock compensation expense during the six months ended June 30, 2017. In addition, Mr. Forchic was granted an option to purchase 3,000,000 shares at $0.60 per share, with 33.3% of these shares vesting on the one year anniversary of the date of grant and the remainder vesting in equal installments at the end of each month over the next three years. The options were valued at $835,767 using a Black Scholes options pricing model and was being amortized as an expense over the vesting period. The unamortized portion of this award as of December 31, 2017 was $561,671.

On February 5, 2018, the Company terminated its employment agreement with Mr. Dennis G. Forchic, its Chief Executive Officer and a member of the Company’s Board of Directors. In accordance with the severance terms of his Employment Agreement: (i) all 3,000,000 Options previously granted to Mr. Forchic were terminated as they had not vested; (ii) the Company will pay Mr. Forchic at the annual rate of $162,000 per annum, from February 5, 2018 through the fourth anniversary date of the Employment Agreement; and, (iii) the Company will reimburse Mr. Forchic for each month until the fourth anniversary of January 6, 2017, an amount equal to 50% of Employee’s health care coverage, to the extent such coverage was in place as at February 5, 2018.

During the six months ended June 30, 2018, the Company recorded a charge of $561,671 of stock-based compensation related to the immediate vesting of 2,000,000 previously unvested stock options, and $449,000 related to Mr. Forchic’s remaining salary obligation. The total charge of $1,010,671 is included in selling, general and administrative expenses in the accompanying condensed consolidated financial statements.

Standby Equity Distribution Agreement

On April 16, 2018, the Company entered into a SEDA with YA II PN. The SEDA establishes what is sometimes termed an equity line of credit or an equity draw-down facility. The $25,000,000 facility may be drawn-down upon by the Company in installments, the maximum amount of each of which is limited to $1,000,000. For each share of common stock purchased under the SEDA, YA II PN will pay 90% of the lowest VWAP of the Company’s shares during the five trading days following the Company’s draw-down notice to YA II PN. The VWAP that will be used in the calculation will be that reported by Bloomberg, LLC, a third-party reporting service. In general, the VWAP represents the sum of the value of all the sales of the Company’s common stock for a given day (the total shares sold in each trade times the sales price per share of the common stock for that trade), divided by the total number of shares sold on that day.

In connection with the SEDA, the Company issued to YA II PN, a five-year Commitment Fee Warrant (the “Fee Warrant”) to purchase 1,000,000 shares of the Company’s common stock at $0.01 per share. The aggregate fair value of the Fee Warrant granted was determined to be $1,140,000 and recorded as a financing costs in the Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2018.

On August 3, 2018, the Company filed a registration statement that includes shares of common stock issuable pursuant to the SEDA and the shares of common stock issuable upon exercise of the Fee Warrant. The Company cannot sell shares of common stock to YA II PN under the SEDA until such registration statement is declared effective by the Securities and Exchange Commission.

Summary of Stock Options

A summary of stock options for the six months ended June 30, 2018, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Options	Price
Balance outstanding, December 31, 2017	3,000,000	$0.60
Options granted	-	-
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, June 30, 2018	3,000,000	$0.60
Balance exercisable, June 30, 2018	3,000,000	$0.60

Information relating to outstanding stock options at June 30, 2018, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
			Average		Average
Exercise Price Per Share	Shares	Life (Years)	Exercise Price	Shares	Exercise Price
$0.60	3,000,000	4.61	$0.60	3,000,000	$60

On February 5, 2018, the Company terminated its employment agreement with Mr. Forchic, and per the terms of the employment agreement, 2,000,000 unvested option immediately vested, resulting in a stock-based compensation charge of $561,671 during the six month period ended June 30, 2018.

As of June 30, 2018, the Company had no outstanding unvested options with future compensation costs. The weighted-average remaining contractual life of options outstanding and exercisable at June 30, 2018 was 4.61 years. The intrinsic value of both outstanding and exercisable options at June 30, 2018 was $90,000.

Summary of Warrants

A summary of warrants for the six months ended June 30, 2018, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2017	1,589,500	$1.10
Warrants granted	13,500,000	0.84
Warrants exercised	(1,306,360)	1.10
Warrants expired or forfeited	-	-
Balance outstanding, June 30, 2018	13,783,140	$0.84
Balance exercisable, June 30, 2018	13,783,140	$0.84

Information relating to outstanding warrants at June 30, 2018, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
			Average		Average
Exercise Price Per Share	Shares	Life (Years)	Exercise Price	Shares	Exercise Price
$0.01	6,000,000	4.86	$0.01	6,000,000	$0.01
$1.10	283,140	4.31	$1.10	283,140	$1.10
$1.50	7,500,000	4.86	$1.50	7,500,000	$1.50
	13,783,140	4.85	$0.84	13,783,140	$0.84

During the six months ended June 30, 2018, the Company issued five-year warrants to purchase 5,000,000 shares of common stock at an exercise price of $0.01 as consideration for an acquisition (see Note 4). The Company also issued five-year warrants to purchase 7,500,000 shares of common stock at an exercise price of $1.50 as part of a secured promissory note (see Note 8). Lastly, in connection with the SEDA discussed above, the Company issued five-year warrants to YA II PN to purchase 1,000,000 shares of common stock at an exercise price of $0.01 per share as a commitment fee.

During the six months ended June 30, 2018, the Company issued 1,306,360 shares of its common stock on the conversion of warrants, at $1.10 per share, resulting in proceeds of $1,436,996.

The weighted-average remaining contractual life of warrants outstanding and exercisable at June 30, 2018 was 4.85 years. The intrinsic value of both outstanding and exercisable warrants at June 30, 2018 was $385,855.

NOTE 10 – SHAREHOLDERS’ EQUITY

Common shares issued for cash

During the year ended December 31, 2017, the Company issued 511,957 shares of common stock for a total of $455,000 in a Private Placement Offerings per Reg. D.

Common stock issued for services

During 2017, the Company entered into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis, accounting, and, sales and marketing activities. In accordance with these agreements, the Company agreed to issue an aggregate of 1,717,000 shares to the Consultants for the services rendered. The Company accounted for the aggregate fair value of the shares of common stock issued to Consultants in accordance with current accounting guidelines and determined the aggregate fair value of these shares to be $2,481,000 based on the trading prices per share of the Company’s stock at every issuance date. As there were no performance commitment and shares issued were nonrefundable, the Company recognized the full amount of the fair value of the common stock issued as stock compensation expense on its statement of Operations for the period ended December 31, 2017.

Common shares issued to employees for services

As part of an employment agreement, dated March 27, 2017, with Mr. Dennis G. Forchic to become Chief Executive Officer, the Company issued a total of 5,411,765 shares of common stock valued at $2,760,000 (based on trading price at date of grant). In addition, Mr. Forchic purchased an additional 784,314 shares with a fair value at the date of purchase of $400,000 for a consideration of $100,000. The fair value of the shares on the date of grant over consideration received was $300,000, which was recorded as additional stock compensation expense.

On December 27, 2017, the Company entered into a four year employment agreement with Stanley L. Teeple as the Company’s Chief Compliance Officer. As part of the Employment Agreement, Mr. Teeple was granted 1,000,000 million shares of the Company’s common stock of which 250,000 shares vested and were issued on the signing of the employment agreement and 250,000 shares vest annually on the anniversary of the employment agreement. The fair value of the shares on the date of grant was $1,710,000, of which $427,500 was recorded as stock-based compensation during the year ended December 31, 2017 and $1,282,000 is being amortized ratably over the three year vesting period.

In November 2015, the Company entered into a four year employment agreement with one of its employees in which the employee was granted 500,000 shares of the Company’s common stock. The shares vest equally in six month periods over the four years. The fair value of the shares on the date of grant was $400,000, which is being amortized ratably over the four year service period. A total of 125,000 shares with a fair value of $100,000 were issued under the agreement during both years ended December 31, 2017 and 2016. In 2016, 20,000 common shares with a fair value of $11,000 were granted to two employees for their services in 2016. The amount amortized as stock based compensation in 2017 and 2016 was $100,000 and $111,000, respectively.

Summary of Stock Options

A summary of stock options for the year ended December 31, 2017 is as follows:

Weighted
	Number	Average
	of	Exercise
	Options	Price
Balance outstanding, December 31, 2016	-	-
Options granted	3,000,000	0.60
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, December 31, 2017	3,000,000	$0.60
Balance exercisable, December 31, 2017	-	$-

As part of the Employment Agreement with Mr. Forchic, he was granted an option to purchase 3,000,000 shares of common stock at $0.60 per share, with 33.3% of these shares vesting on the one year anniversary of the date of grant and the remainder vesting in equal installments at the end of each month over the next three years. The options were valued at $835,767 at the date of grant using a Black Scholes options pricing model and will be amortized as an expense over the vesting period.

The fair value of each option on the date of grant was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

2017
Risk free rate of return	1.92%
Option lives in years	6.0
Annual volatility of stock price	198.03%
Dividend yield	-%

Information relating to outstanding stock options at December 31, 2017, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Exercise			Average		Average
Price Per Share	Shares	Life (Years)	Exercise Price	Shares	Exercise Price
$0.60	3,000,000	5.00	$0.60	-	$-

The Company recorded compensation expense pursuant to authoritative guidance provided by the ASC Topic 718 – Stock Compensation for the year ended December 31, 2017 of $274,096. As of December 31, 2017, the Company has outstanding unvested options with future compensation costs of $561,671, which will be recorded as compensation cost as the options vest over their remaining average vesting period of 2.00 years. As of December 31, 2017, the outstanding options had an intrinsic value of $4,890,000.